UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
               -------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
               -------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                    Date of fiscal year end: March 31, 2016
                                            ----------------

                  Date of reporting period: September 30, 2016
                                           --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST


First Trust Exchange-Traded Fund VI
-----------------------------------

First Trust Nasdaq Bank ETF (FTXO)
First Trust Nasdaq Food & Beverage ETF (FTXG)
First Trust Nasdaq Oil & Gas ETF (FTXN)
First Trust Nasdaq Pharmaceuticals ETF (FTXH)
First Trust Nasdaq Retail ETF (FTXD)
First Trust Nasdaq Semiconductor ETF (FTXL)
First Trust Nasdaq Transportation ETF (FTXR)

----------------------------
     Semi-Annual Report
       for the Period
     September 20, 2016
(Commencement of Operations)
          through
     September 30, 2016
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2016

Shareholder Letter ..........................................................  2
Market Overview .............................................................  3
Fund Performance Overview
      First Trust Nasdaq Bank ETF (FTXO) ....................................  4
      First Trust Nasdaq Food & Beverage ETF (FTXG) .........................  6
      First Trust Nasdaq Oil & Gas ETF (FTXN) ...............................  8
      First Trust Nasdaq Pharmaceuticals ETF (FTXH) ......................... 10
      First Trust Nasdaq Retail ETF (FTXD) .................................. 12
      First Trust Nasdaq Semiconductor ETF (FTXL) ........................... 14
      First Trust Nasdaq Transportation ETF (FTXR) .......................... 16
Notes to Fund Performance Overview .......................................... 18
Understanding Your Fund Expenses ............................................ 19
Portfolio of Investments
      First Trust Nasdaq Bank ETF (FTXO) .................................... 21
      First Trust Nasdaq Food & Beverage ETF (FTXG) ......................... 22
      First Trust Nasdaq Oil & Gas ETF (FTXN) ............................... 23
      First Trust Nasdaq Pharmaceuticals ETF (FTXH) ......................... 24
      First Trust Nasdaq Retail ETF (FTXD) .................................. 25
      First Trust Nasdaq Semiconductor ETF (FTXL) ........................... 26
      First Trust Nasdaq Transportation ETF (FTXR) .......................... 27
Statements of Assets and Liabilities ........................................ 28
Statements of Operations .................................................... 30
Statements of Changes in Net Assets ......................................... 32
Financial Highlights ........................................................ 34
Notes to Financial Statements ............................................... 38
Additional Information ...................................................... 43

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--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the "Trust") described in this report (each series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2016


Dear Shareholders:

Thank you for your investment in First Trust Exchange-Traded Fund VI.

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment since its inception on September 20, 2016. We encourage you to read this report and discuss it with your financial advisor.

Early in 2016, many investors were concerned that the volatility we saw in the market in 2015 would continue, and it did. During the past 6 months, one of the things that affected the global markets was the so-called "Brexit" vote (where citizens in the UK voted to leave the European Union). However, just a few days after the historic vote, the global equity markets rebounded to close on June 30, 2016 at a combined market cap of $62 trillion. As of September 30, 2016, the S&P 500(R) Index was up 7.84% year-to-date.

The current bull market (measuring from March 9, 2009 through September 30,
2016) is the second longest in history. As I have previously written, First Trust believes that having a long-term investment horizon and investing in quality products can help you reach your goals, regardless of the ups and downs in the market. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investment products, which has been one of the hallmarks of our firm since its inception 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue to focus on helping investors like you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2016

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

The most recent International Monetary Fund ("IMF") global economic growth projections were released on October 4, 2016. The IMF estimates that global GDP growth will expand 3.1% in 2016 and 3.4% in 2017, down from its previous targets of 3.2% and 3.5%, respectively, according to its own release. From 2012 through 2015, global GDP growth settled into a narrow range of 3.2% to 3.5%. The IMF expects U.S. GDP growth to hit 1.6% in 2016 and 2.2% in 2017. From 2012 through 2015, it registered from 1.7% to 2.6%.

A climate of persistently low interest rates has consequences. In March 2015, Swiss Re, a leading wholesaler provider of insurance, released a report that stated that the Federal Reserve's low interest rate policy cost savers an estimated $470 billion in interest income between 2008 and 2013. Based on Swiss Re's math, by the close of 2016, savers will have been shortchanged by an estimated $752 billion, according to Money Morning. Swiss Re noted that the segments of the population suffering the most are folks nearing retirement and retirees. Unfortunately, after having endured two severe bear markets in stocks since 2000, some investors have become more risk averse. A 2016 Wells Fargo Retirement Study found that nearly six out of ten (59%) people it surveyed said they are more focused on avoiding loss than maximizing the growth of their investments for retirement, according to Business Wire. It appears that one of the Federal Reserve's goals of getting investors to assume a bit more risk by keeping interest rates artificially low has been shunned by many, in our opinion.

While some investors have sought to temper risk, others have gravitated to exchange-traded funds and products (ETFs/ETPs). ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed in the U.S. reached a record high $2.42 trillion in September 2016, according to its own release of preliminary data. September's $13.63 billion in net new assets marked seven consecutive months of net inflows. Year-to-date through September 30, 2016, U.S. equity ETFs/ETPs reported net inflows totaling $52.96 billion. When focusing on just U.S. ETFs, approximately 82% of all assets were invested in equity-based funds as of the end of August 2016, according to the Investment Company Institute.

STATE OF EQUITIES MARKETS AND DIVIDEND INCOME DISTRIBUTIONS

All three major U.S. equity market capitalization indices from Standard & Poor's (S&P) performed well over the past 12 months. From September 30, 2015 through September 30, 2016, the S&P 500(R) Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index posted total returns of 15.43%, 15.33% and 18.12%, respectively, according to Bloomberg. For comparative purposes, from 1926 through 2015, the average annual total return on the S&P 500(R) Index was 10.02%, according to Ibbotson Associates. All of the major sectors that comprise these indices were up in the period, except for Consumer Discretionary, which was down 1.87%, on a total return basis, in the S&P MidCap 400 Index.

Information Technology was the top contributor to the total dividend payout of the S&P 500(R) Index at the close of Q3'16. As of September 30, 2016, technology stocks were contributing 15.45% of the S&P 500(R) Index's dividend distribution, according to S&P Dow Jones Indices. The other 10 major sectors contributed the following (September 30, 2016): Consumer Staples (12.54%); Financials (12.33%); Health Care (11.78%); Industrials (10.49%); Consumer Discretionary (9.29%); Energy (9.19%); Telecommunication Services (5.77%); Utilities (5.49%); Real Estate (4.67%); and Materials (3.00%). At the end of Q1'16, we noted that Financials were the biggest contributor at 16.03%. That distinction changed, however, when S&P Dow Jones Indices announced that Real Estate would become the 11th sector in its indices beginning September 2016. Real Estate split off from Financials.

The S&P Dow Jones Indices, which tracks approximately 10,000 U.S. traded stocks, announced that total stock dividend distributions increased by a net (increases less decreases) $6.0 billion in Q3'16, down significantly from the $10.0 billion increase registered in Q3'15, and down from the $7.3 billion increase in Q2'16, according to its own release. For the 12-month period ended Q3'16, dividend increases (net) totaled $20.8 billion, down 55.8% from the $47.1 billion posted for the 12-month period ended Q3'15. In Q3'16, there were 427 dividend increases, down from the 497 increases in Q3'15. The number of dividends cut or suspended in Q3'16 totaled 115, up from the 105 cut or suspended in Q3'15. Energy issues accounted for 39.0% of the dividend reductions and 33% of the dollar cuts in Q3'16, which reflects improvement from Q2'16's 43% and 71% dividend and dollar cuts, according to Howard Silverblatt, senior index analyst at S&P Dow Jones Indices.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ BANK ETF (FTXO)

The First Trust Nasdaq Bank ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Banks Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXO." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by banks, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which includes companies providing a broad range of financial services, including retail banking, loans and money transmissions. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the banking sector. The Index is designed to select bank stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 9/30/16

FUND PERFORMANCE
 NAV                                                                0.60%
 Market Price                                                       1.00%

INDEX PERFORMANCE
 Nasdaq US Smart Banks Index                                        0.62%
 NASDAQ US Benchmark Banks Index                                   -0.30%
 NASDAQ US Benchmark Index                                          1.47%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ BANK ETF (FTXO) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                  100.0%
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Fifth Third Bancorp                           8.2%
PNC Financial Services Group, Inc.            8.1
SunTrust Banks, Inc.                          8.1
JPMorgan Chase & Co.                          8.0
U.S. Bancorp                                  7.9
First Republic Bank                           4.1
Citizens Financial Group, Inc.                4.1
First Horizon National Corp                   4.0
Huntington Bancshares, Inc.                   4.0
Citigroup, Inc.                               4.0
                                            ------
     Total                                   60.5%
                                            ======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      SEPTEMBER 20, 2016 - SEPTEMBER 30, 2016

            First Trust        Nasdaq US Smart    NASDAQ US                NASDAQ US
            Nasdaq Bank ETF    Banks Index        Benchmark Banks Index    Benchmark Index
9/20/16     $10,000            $10,000            $10,000                  $10,000
9/30/16      10,060             10,062              9,970                   10,147

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 9/30/16          5          0          0          0             3          0           0         0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)

The First Trust Nasdaq Food & Beverage ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Food & Beverage Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by food and beverage companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include brewers, distillers and vintners; manufacturers, distributors and packagers of food and beverage products; and companies that grow crops or raise livestock, operate fisheries or own non-tobacco plantations. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the food and beverage sector. The Index is designed to select food and beverage stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 9/30/16

FUND PERFORMANCE
 NAV                                                                1.10%
 Market Price                                                       1.20%
INDEX PERFORMANCE
 Nasdaq US Smart Food & Beverage Index                             -0.54%
 NASDAQ US Benchmark Food & Beverage Index                          1.57%
 NASDAQ US Benchmark Index                                          1.47%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Staples                             96.7%
Financials                                    1.7
Materials                                     1.6
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
PepsiCo, Inc.                                 8.4%
Tyson Foods, Inc., Class A                    8.2
Coca-Cola (The) Co.                           8.1
Mondelez International, Inc., Class A         8.1
General Mills, Inc.                           7.5
Constellation Brands, Inc., Class A           4.2
McCormick & Co., Inc.                         4.0
Dr. Pepper Snapple Group, Inc.                4.0
Archer-Daniels-Midland Co.                    4.0
JM Smucker (The) Co.                          3.9
                                            ------
     Total                                   60.4%
                                            ======

                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    SEPTEMBER 20, 2016 - SEPTEMBER 30, 2016

            First Trust Nasdaq     Nasdaq US Smart          NASDAQ US Benchmark      NASDAQ US
            Food & Beverage ETF    Food & Beverage Index    Food & Beverage Index    Benchmark Index
9/20/16     $10,000                $10,000                  $10,000                  $10,000
9/30/16      10,110                  9,946                   10,157                   10,147

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 9/30/16          7          0          0          0             0          1          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)

The First Trust Nasdaq Oil & Gas ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Oil & Gas Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXN." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by oil and gas companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include companies engaged in the exploration for and drilling, production, refining, distribution and retail sales of oil and gas products; suppliers of equipment and services to oil fields and offshore platforms; and oil and gas pipeline operators. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the oil and gas sector. The Index is designed to select oil and gas stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 9/30/16

FUND PERFORMANCE
 NAV                                                                5.54%
 Market Price                                                       5.59%

INDEX PERFORMANCE
 Nasdaq US Smart Oil & Gas Index                                    5.57%
 NASDAQ US Benchmark Oil & Gas Index                                5.90%
 NASDAQ US Benchmark Index                                          1.47%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Energy                                      100.0%
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Spectra Energy Corp.                          9.2%
Chevron Corp.                                 7.9
Exxon Mobil Corp.                             7.7
Pioneer Natural Resources Co.                 6.9
Schlumberger, Ltd.                            6.7
EOG Resources, Inc.                           4.2
Continental Resources Inc./OK                 4.2
Concho Resources, Inc.                        4.1
Halliburton Co.                               4.0
Diamondback Energy, Inc.                      3.9
                                            ------
     Total                                   58.8%
                                            ======

                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           SEPTEMBER 20, 2016 - SEPTEMBER 30, 2016

            First Trust Nasdaq     Nasdaq US Smart    NASDAQ US Benchmark    NASDAQ US
            Oil & Gas ETF          Oil & Gas Index    Oil & Gas Index        Benchmark Index
9/20/16     $10,000                $10,000            $10,000                $10,000
9/30/16      10,554                 10,557             10,590                 10,147

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 9/30/16          5          1          0          0             2          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)

The First Trust Nasdaq Pharmaceuticals ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Pharmaceuticals Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXH." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by pharmaceuticals companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include manufacturers of prescription or over-the-counter drugs, such as aspirin, cold remedies and birth control pills as well as vaccine producers. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the pharmaceuticals sector. The Index is designed to select pharmaceuticals stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 9/30/16

FUND PERFORMANCE
 NAV                                                               -1.34%
 Market Price                                                      -1.24%

INDEX PERFORMANCE
 Nasdaq US Smart Pharmaceuticals Index                             -1.30%
 NASDAQ US Benchmark Pharmaceuticals Index                         -0.41%
 NASDAQ US Benchmark Index                                          1.47%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                  95.9%
Consumer Staples                              4.1
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Eli Lilly & Co.                               8.5%
Zoetis, Inc.                                  8.4
Abbott Laboratories                           8.3
Merck & Co., Inc.                             8.2
Johnson & Johnson                             8.2
Prestige Brands Holdings, Inc.                4.2
AbbVie, Inc.                                  4.1
Bristol-Myers Squibb Co.                      3.9
Mylan N.V.                                    3.7
Lannett Co., Inc.                             3.3
                                            ------
     Total                                   60.8%
                                            ======

                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    SEPTEMBER 20, 2016 - SEPTEMBER 30, 2016

            First Trust Nasdaq     Nasdaq US Smart          NASDAQ US Benchmark      NASDAQ US
            Pharmaceuticals ETF    Pharmaceuticals Index    Pharmaceuticals Index    Benchmark Index
9/20/16     $10,000                $10,000                  $10,000                  $10,000
9/30/16       9,866                  9,870                    9,959                   10,147

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 9/30/16          7          0          0          0             1          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ RETAIL ETF (FTXD)

The First Trust Nasdaq Retail ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Retail Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by retail companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include companies engaged in the direct sale of goods or services to the public, including online marketplaces. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the retail sector. The Index is designed to select retail stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 9/30/16

FUND PERFORMANCE
 NAV                                                                0.00%
 Market Price                                                       0.05%

INDEX PERFORMANCE
 Nasdaq US Smart Retail Index                                      -0.02%
 NASDAQ US Benchmark Retail Index                                   1.92%
 NASDAQ US Benchmark Index                                          1.47%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ RETAIL ETF (FTXD) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       68.6%
Consumer Staples                             22.8
Health Care                                   5.4
Information Technology                        2.8
Industrials                                   0.4
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Sysco Corp.                                   7.8%
Best Buy Co., Inc.                            7.2
Dick's Sporting Goods, Inc.                   6.5
Wal-Mart Stores, Inc.                         6.5
Burlington Stores, Inc.                       5.8
Target Corp.                                  4.0
American Eagle Outfitters, Inc.               3.9
Home Depot (The), Inc.                        3.9
Costco Wholesale Corp.                        3.9
AmerisourceBergen Corp.                       3.8
                                            ------
     Total                                   53.3%
                                            ======

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             SEPTEMBER 20, 2016 - SEPTEMBER 30, 2016

            First Trust Nasdaq     Nasdaq US Smart     NASDAQ US                  NASDAQ US
            Retail ETF             Retail Index        Benchmark Retail Index     Benchmark Index
9/20/16     $10,000                $10,000             $10,000                    $10,000
9/30/16      10,000                  9,998              10,192                     10.147

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 9/30/16          6          0          0          0             2          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)

The First Trust Nasdaq Semiconductor ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Semiconductor Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXL." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by semiconductor companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include producers and distributors of semiconductors and other integrated chips, including other products related to the semiconductor industry, such as semiconductor capital equipment and motherboards. Accordingly, to the extent the Index is so concentrated, the Fund may be concentrated in an industry or industries within the semiconductor sector. The Index is designed to select semiconductor stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 9/30/16

FUND PERFORMANCE
 NAV                                                                3.61%
 Market Price                                                       4.26%

INDEX PERFORMANCE
 Nasdaq US Smart Semiconductor Index                                3.67%
 NASDAQ US Benchmark Semiconductors Index                           3.73%
 NASDAQ US Benchmark Index                                          1.47%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                      100.0%
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
InterDigital, Inc.                            8.5%
Photronics, Inc.                              8.3
Intel Corp.                                   8.1
Applied Materials, Inc.                       7.8
Microchip Technology, Inc.                    7.7
ON Semiconductor Corp.                        4.4
NVDIA Corp.                                   4.3
QUALCOMM, Inc.                                4.2
Micron Technology, Inc.                       4.1
Monolithic Power Systems, Inc.                4.0
                                            ------
     Total                                   61.4%
                                            ======


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             SEPTEMBER 20, 2016 - SEPTEMBER 30, 2016

            First Trust Nasdaq     Nasdaq US Smart        NASDAQ US Benchmark     NASDAQ US
            Semiconductor ETF      Semiconductor Index    Semiconductors Index    Benchmark Index
9/20/16     $10,000                $10,000                $10,000                 $10,000
9/30/16      10,361                 10,367                 10,373                  10,147


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 9/30/16          7          1          0          0             0          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)

The First Trust Nasdaq Transportation ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq US Smart Transportation Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTXR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider").

The Fund invests in securities issued by transportation companies, as classified by the Index Provider using the Industry Classification Benchmark ("ICB"), which include: delivery services, shipping and marine transportation companies, railroads, trucking companies and companies providing services to the transportation sector, including companies that manage airports, train depots, roads, bridges, tunnels, ports, and providers of logistic services to shippers of goods; manufacturers and distributors of automobiles, auto parts and tires; and airlines providing primarily passenger air transport. Accordingly, to the extent the Index is so concentrated, the fund may be concentrated in an industry or industries within the transportation sector. The Index is designed to select transportation stocks from the NASDAQ US Benchmark Index (the "Base Index") based on a ranking methodology of three price factors which aims to select companies that exhibit: strong growth through high average 3-, 6-, 9- and 12-month price return; value, measured by cash flow to price; and low expected volatility based on historical stock price fluctuation. The Base Index, compiled by the Index Provider, is a comprehensive, rules-based index designed to measure stock market performance of U.S. companies.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/20/16)
                                                                 to 9/30/16

FUND PERFORMANCE
 NAV                                                                3.01%
 Market Price                                                       3.11%

INDEX PERFORMANCE
 Nasdaq US Smart Transportation Index                               3.03%
 NASDAQ US Benchmark Industrial Transportation Index                3.84%
 NASDAQ US Benchmark Index                                          1.47%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 18.)


-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR) (CONTINUED)

-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  71.3%
Consumer Discretionary                       28.7
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
-----------------------------------------------------------
Expeditors International of Washington, Inc.  8.0%
United Parcel Service, Inc., Class B          7.9
General Motors Co.                            7.8
Genuine Parts Co.                             7.7
Union Pacific Corp.                           7.5
FedEx Corp.                                   4.2
Norfolk Southern Corp.                        4.1
JB Hunt Transport Services, Inc.              4.0
United Continental Holdings, Inc.             4.0
American Airlines Group, Inc.                 4.0
                                            ------
     Total                                   59.2%
                                            ======

                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   SEPTEMBER 20, 2016 - SEPTEMBER 30, 2016

            First Trust Nasdaq     Nasdaq US Smart         NASDAQ US Benchmark                NASDAQ US
            Transportation ETF     Transportation Index    Industrial Transportation Index    Benchmark Index
9/20/16     $10,000                $10,000                 $10,000                            $10,000
9/30/16      10,301                 10,303                  10,384                             10,147


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 21, 2016 (commencement of trading) through September 30, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
9/21/16 - 9/30/16          7          0          0          0             0          1          0          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND VI

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2016 (UNAUDITED)

As a shareholder of First Trust Nasdaq Bank ETF, First Trust Nasdaq Food & Beverage ETF, First Trust Nasdaq Oil & Gas ETF, First Trust Nasdaq Pharmaceuticals ETF, First Trust Nasdaq Retail ETF, First Trust Nasdaq Semiconductor ETF and First Trust Nasdaq Transportation ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended September 30, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED         EXPENSES PAID
                                                                                            EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING              ENDING          BASED ON THE    SEPTEMBER 20, 2016 (a)
                                                   ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS             TO
                                              SEPTEMBER 20, 2016 (a)  SEPTEMBER 30, 2016    IN THE PERIOD   SEPTEMBER 30, 2016 (b)
----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ BANK ETF (FTXO)
Actual                                              $1,000.00             $1,006.00             0.60%                $0.18
Hypothetical (5% return before expenses)            $1,000.00             $1,022.06             0.60%                $3.04

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)
Actual                                              $1,000.00             $1,011.00             0.60%                $0.18
Hypothetical (5% return before expenses)            $1,000.00             $1,022.06             0.60%                $3.04

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)
Actual                                              $1,000.00             $1,055.40             0.60%                $0.19
Hypothetical (5% return before expenses)            $1,000.00             $1,022.06             0.60%                $3.04

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)
Actual                                              $1,000.00             $  986.60             0.60%                $0.18
Hypothetical (5% return before expenses)            $1,000.00             $1,022.06             0.60%                $3.04

FIRST TRUST NASDAQ RETAIL ETF (FTXD)
Actual                                              $1,000.00             $1,000.00             0.60%                $0.18
Hypothetical (5% return before expenses)            $1,000.00             $1,022.06             0.60%                $3.04

FIRST TRUST EXCHANGE-TRADED FUND VI

SEPTEMBER 30, 2016 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED         EXPENSES PAID
                                                                                            EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING              ENDING          BASED ON THE    SEPTEMBER 20, 2016 (a)
                                                   ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS             TO
                                              SEPTEMBER 20, 2016 (a)  SEPTEMBER 30, 2016    IN THE PERIOD   SEPTEMBER 30, 2016 (b)
----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)
Actual                                              $1,000.00             $1,036.10             0.60%               $0.18
Hypothetical (5% return before expenses)            $1,000.00             $1,022.06             0.60%               $3.04

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)
Actual                                              $1,000.00             $1,030.10             0.60%               $0.18
Hypothetical (5% return before expenses)            $1,000.00             $1,022.06             0.60%               $3.04


(a)   Inception Date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (September 20, 2016 through September 30, 2016), multiplied by 11/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST NASDAQ BANK ETF (FTXO)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.9%
            BANKS -- 99.2%
     5,052  Bank of America Corp.                $     79,064
       356  Bank of The Ozarks, Inc.                   13,670
       440  BankUnited, Inc.                           13,288
     2,118  BB&T Corp.                                 79,891
     1,710  Citigroup, Inc.                            80,763
     3,300  Citizens Financial Group, Inc.             81,543
       294  Comerica, Inc.                             13,912
     1,118  Cullen/Frost Bankers, Inc.                 80,429
       372  East West Bancorp, Inc.                    13,656
     8,076  Fifth Third Bancorp                       165,235
     5,322  First Horizon National Corp.               81,054
     1,068  First Republic Bank                        82,353
     8,216  Huntington Bancshares, Inc.                81,010
     6,712  Investors Bancorp, Inc.                    80,611
     2,416  JPMorgan Chase & Co.                      160,881
     1,108  KeyCorp                                    13,484
       118  M&T Bank Corp.                             13,700
       322  PacWest Bancorp                            13,817
     5,052  People's United Financial, Inc.            79,923
     1,806  PNC Financial Services Group,
               Inc.                                   162,702
       302  PrivateBancorp, Inc.                       13,868
     8,140  Regions Financial Corp.                    80,342
       114  Signature Bank (a)                         13,503
     3,712  SunTrust Banks, Inc.                      162,586
       124  SVB Financial Group (a)                    13,707
       420  Synovus Financial Corp.                    13,663
     3,692  U.S. Bancorp                              158,350
     1,592  Wells Fargo & Co.                          70,494
     2,590  Zions Bancorporation                       80,342
                                                 ------------
                                                    1,997,841
                                                 ------------
            THRIFTS & MORTGAGE FINANCE
               -- 0.7%
       926  New York Community Bancorp,
               Inc.                                    13,177
                                                 ------------

            TOTAL INVESTMENTS -- 99.9%              2,011,018
            (Cost $2,000,629) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                      2,115
                                                 ------------
            NET ASSETS -- 100.0%                  $ 2,013,133
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,165 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,776.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                      LEVEL 2       LEVEL 3
                             TOTAL       LEVEL 1    SIGNIFICANT   SIGNIFICANT
                            VALUE AT     QUOTED     OBSERVABLE    UNOBSERVABLE
                           9/30/2016     PRICES       INPUTS         INPUTS
                         -----------------------------------------------------
Common Stocks*            $ 2,011,018  $ 2,011,018  $        --   $        --
                         =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


                        See Notes to Financial Statements                Page 21

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.8%
            BEVERAGES -- 29.7%
       700  Brown-Forman Corp., Class B          $     33,208
     3,836  Coca-Cola (The) Co.                       162,340
       507  Constellation Brands, Inc.,
               Class A                                 84,410
       888  Dr. Pepper Snapple Group, Inc.             81,083
       336  Molson Coors Brewing Co.,
               Class B                                 36,893
       222  Monster Beverage Corp (a)                  32,592
     1,559  PepsiCo, Inc.                             169,572
                                                 ------------
                                                      600,098
                                                 ------------
            CHEMICALS -- 1.6%
       322  Monsanto Co.                               32,908
                                                 ------------
            DIVERSIFIED FINANCIAL SERVICES
               -- 1.7%
     1,786  Leucadia National Corp.                    34,006
                                                 ------------
            FOOD PRODUCTS -- 65.0%
     1,892  Archer-Daniels-Midland Co.                 79,786
     1,302  Bunge Ltd.                                 77,118
     1,372  Campbell Soup Co.                          75,048
       736  ConAgra Foods, Inc.                        34,673
     2,000  Dean Foods Co.                             32,800
     2,280  Flowers Foods, Inc.                        34,474
     2,352  General Mills, Inc.                       150,246
       940  Hain Celestial Group (The),
               Inc. (a)                                33,445
       342  Hershey (The) Co.                          32,695
       890  Hormel Foods Corp.                         33,758
       586  JM Smucker (The) Co.                       79,426
     1,010  Kellogg Co.                                78,245
       383  Kraft Heinz (The) Co.                      34,282
       812  McCormick & Co., Inc.                      81,135
       400  Mead Johnson Nutrition Co.                 31,604
     3,696  Mondelez International, Inc.,
               Class A                                162,254
       404  Post Holdings, Inc. (a)                    31,177
       360  TreeHouse Foods, Inc. (a)                  31,388
     2,202  Tyson Foods, Inc., Class A                164,423
       618  WhiteWave Foods (The) Co. (a)              33,638
                                                 ------------
                                                    1,311,615
                                                 ------------
            PERSONAL PRODUCTS -- 1.8%
       570  Herbalife Ltd. (a)                         35,334
                                                 ------------

            TOTAL INVESTMENTS -- 99.8%              2,013,961
            (Cost $1,992,179) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                      3,947
                                                 ------------
            NET ASSETS -- 100.0%                 $  2,017,908
                                                 ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,253 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,471.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                      LEVEL 2       LEVEL 3
                             TOTAL       LEVEL 1    SIGNIFICANT   SIGNIFICANT
                            VALUE AT     QUOTED     OBSERVABLE    UNOBSERVABLE
                           9/30/2016     PRICES       INPUTS         INPUTS
                         -----------------------------------------------------
Common Stocks*            $ 2,013,961  $ 2,013,961  $        --   $        --
                         =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


Page 22                 See Notes to Financial Statements

FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.8%
            ENERGY EQUIPMENT & SERVICES
               -- 17.6%
        82  Core Laboratories NV                 $      9,211
       936  FMC Technologies, Inc. (a)                 27,771
     1,856  Halliburton Co.                            83,297
       516  Helmerich & Payne, Inc.                    34,727
        62  National Oilwell Varco, Inc.                2,278
     3,094  Patterson-UTI Energy, Inc.                 69,213
     1,788  Schlumberger, Ltd.                        140,608
       380  Weatherford International PLC (a)           2,136
                                                 ------------
                                                      369,241
                                                 ------------
            OIL, GAS & CONSUMABLE FUELS
               -- 82.2%
        38  Anadarko Petroleum Corp.                    2,408
     1,024  Antero Resources Corp. (a)                 27,597
        42  Apache Corp.                                2,683
     2,008  Cabot Oil & Gas Corp.                      51,806
        52  Carrizo Oil & Gas, Inc. (a)                 2,112
        46  Cheniere Energy, Inc. (a)                   2,006
       342  Chesapeake Energy Corp. (a)                 2,144
     1,596  Chevron Corp.                             164,260
       392  Cimarex Energy Co.                         52,673
       626  Concho Resources, Inc. (a)                 85,981
        50  ConocoPhillips                              2,174
     1,670  Continental Resources Inc./OK (a)          86,773
        46  Devon Energy Corp.                          2,029
       848  Diamondback Energy, Inc. (a)               81,866
       796  Energen Corp.                              45,945
       916  EOG Resources, Inc.                        88,586
     1,114  EQT Corp.                                  80,899
     1,850  Exxon Mobil Corp.                         161,468
        72  Gulfport Energy Corp. (a)                   2,034
        38  Hess Corp.                                  2,038
        76  HollyFrontier Corp.                         1,862
        90  Kinder Morgan, Inc.                         2,082
     1,384  Marathon Oil Corp.                         21,881
     1,570  Marathon Petroleum Corp.                   63,726
        76  Murphy Oil Corp.                            2,310
        46  Newfield Exploration Co. (a)                1,999
        60  Noble Energy, Inc.                          2,144
       214  Oasis Petroleum, Inc. (a)                   2,455
     1,048  Occidental Petroleum Corp.                 76,420
        88  PBF Energy, Inc., Class A                   1,992
     1,192  PDC Energy, Inc. (a)                       79,936
     1,010  Phillips 66                                81,355
       772  Pioneer Natural Resources Co.             143,322
        52  Range Resources Corp.                       2,015
       144  Southwestern Energy Co. (a)                 1,993
     4,488  Spectra Energy Corp.                      191,862
        46  Targa Resources Corp.                       2,259
       154  Tesoro Corp.                               12,252
     1,440  Valero Energy Corp.                        76,320
        78  Western Refining, Inc.                      2,064
       282  Whiting Petroleum Corp. (a)                 2,465
                                                 ------------
                                                    1,720,196
                                                 ------------


            DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            Total Investments -- 99.8%           $  2,089,437
            (Cost $1,979,126) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                      4,217
                                                 ------------
            NET ASSETS -- 100.0%                 $  2,093,654
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $117,579 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,268.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                      LEVEL 2       LEVEL 3
                             TOTAL       LEVEL 1    SIGNIFICANT   SIGNIFICANT
                            VALUE AT     QUOTED     OBSERVABLE    UNOBSERVABLE
                           9/30/2016     PRICES       INPUTS         INPUTS
                         -----------------------------------------------------
Common Stocks*            $ 2,089,437  $ 2,089,437  $        --   $        --
                         =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


                        See Notes to Financial Statements                Page 23

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 100.0%
            BIOTECHNOLOGY -- 19.0%
     1,281  AbbVie, Inc.                         $     80,793
       993  Alkermes PLC (a)                           46,701
     1,825  AMAG Pharmaceuticals, Inc. (a)             44,731
     4,205  ARIAD Pharmaceuticals, Inc. (a)            57,566
       728  Eagle Pharmaceuticals, Inc. (a)            50,960
       793  Radius Health, Inc. (a)                    42,893
     1,170  Sage Therapeutics, Inc. (a)                53,878
                                                 ------------
                                                      377,522
                                                 ------------
            HEALTH CARE EQUIPMENT
               & SUPPLIES -- 8.3%
     3,909  Abbott Laboratories                       165,312
                                                 ------------
            PHARMACEUTICALS -- 72.7%
     1,615  Akorn, Inc. (a)                            44,025
     1,431  Bristol-Myers Squibb Co.                   77,159
     1,982  Cempra, Inc. (a)                           47,964
     2,143  Depomed, Inc. (a) (b)                      53,554
     2,113  Eli Lilly & Co.                           169,589
     2,100  Endo International PLC (a)                 42,315
     2,313  Horizon Pharma PLC (a)                     41,935
     1,797  Impax Laboratories, Inc. (a)               42,589
       351  Jazz Pharmaceuticals PLC (a)               42,639
     1,376  Johnson & Johnson                         162,547
     2,426  Lannett Co., Inc. (a)                      64,459
     1,110  Medicines (The) Co. (a)                    41,891
     2,616  Merck & Co., Inc.                         163,265
     1,939  Mylan N.V. (a)                             73,915
     1,097  Pacira Pharmaceuticals, Inc. (a)           37,539
       478  Perrigo Co. PLC                            44,134
     1,706  Prestige Brands Holdings, Inc. (a)         82,349
     6,320  TherapeuticsMD, Inc. (a)                   43,039
     3,214  Zoetis, Inc.                              167,160
                                                 ------------
                                                    1,442,067
                                                 ------------
            TOTAL INVESTMENTS -- 100.0%             1,984,901
            (Cost $2,011,667) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                        149
                                                 ------------
            NET ASSETS -- 100.0%                 $  1,985,050
                                                 ============

(a)   Non-income producing security.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2016, securities noted as such are valued at $53,554 or 2.7% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,231 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $47,997.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                      LEVEL 2       LEVEL 3
                             TOTAL       LEVEL 1    SIGNIFICANT   SIGNIFICANT
                            VALUE AT     QUOTED     OBSERVABLE    UNOBSERVABLE
                           9/30/2016     PRICES       INPUTS         INPUTS
                         -----------------------------------------------------
Common Stocks:
  Pharmaceuticals         $ 1,442,067  $ 1,388,513   $  53,554    $        --
  Other Industry
     Categories*              542,834      542,834          --             --
                         -----------------------------------------------------
Total Investments         $ 1,984,901  $ 1,931,347   $  53,554    $        --
                         =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


Page 24                 See Notes to Financial Statements

FIRST TRUST NASDAQ RETAIL ETF (FTXD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.9%
            DIVERSIFIED CONSUMER SERVICES
               -- 0.8%
       356  H&R Block, Inc.                      $      8,242
       726  Weight Watchers International,
               Inc. (a)                                 7,492
                                                 ------------
                                                       15,734
                                                 ------------
            ELECTRICAL EQUIPMENT -- 0.4%
       380  SolarCity Corp. (a)                         7,433
                                                 ------------
            FOOD & STAPLES RETAILING
               -- 22.8%
       506  Costco Wholesale Corp.                     77,170
       456  CVS Health Corp.                           40,579
     1,058  Kroger (The) Co.                           31,401
       336  Sprouts Farmers Market, Inc. (a)            6,938
     3,156  Sysco Corp.                               154,676
     1,780  Wal-Mart Stores, Inc.                     128,374
        96  Walgreens Boots Alliance, Inc.              7,740
       252  Whole Foods Market, Inc.                    7,144
                                                 ------------
                                                      454,022
                                                 ------------
            HEALTH CARE PROVIDERS & SERVICES
               -- 5.4%
       946  AmerisourceBergen Corp.                    76,418
       320  Cardinal Health, Inc.                      24,864
        42  McKesson Corp.                              7,003
                                                 ------------
                                                      108,285
                                                 ------------
            INTERNET & DIRECT MARKETING
               RETAIL -- 2.0%
        38  Amazon.com, Inc. (a)                       31,818
        80  Netflix, Inc. (a)                           7,884
                                                 ------------
                                                       39,702
                                                 ------------
            INTERNET SOFTWARE & SERVICES
               -- 2.8%
     1,678  eBay, Inc. (a)                             55,206
                                                 ------------
            MULTILINE RETAIL -- 12.4%
       106  Dollar General Corp.                        7,419
        94  Dollar Tree, Inc. (a)                       7,420
       818  J.C. Penney Co., Inc. (a)                   7,542
     1,372  Kohl's Corp.                               60,025
       482  Macy's, Inc.                               17,858
     1,266  Nordstrom, Inc.                            65,680
     1,168  Target Corp.                               80,218
                                                 ------------
                                                      246,162
                                                 ------------
            SPECIALTY RETAIL -- 53.3%
       436  Abercrombie & Fitch Co., Class A            6,928
        48  Advance Auto Parts, Inc.                    7,158
     4,390  American Eagle Outfitters, Inc.            78,405
       164  AutoNation, Inc. (a)                        7,988
        70  AutoZone, Inc. (a)                         53,784
     1,758  Bed Bath & Beyond, Inc.                    75,787
     3,724  Best Buy Co., Inc.                        142,182
     1,428  Burlington Stores, Inc. (a)               115,697
       130  CarMax, Inc. (a)                            6,935


SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
            SPECIALTY RETAIL (CONTINUED)
     2,266  Dick's Sporting Goods, Inc.          $    128,527
       116  Foot Locker, Inc.                           7,856
       530  GameStop Corp., Class A                    14,623
     2,724  Gap (The), Inc.                            60,582
       606  Home Depot (The), Inc.                     77,980
       100  L Brands, Inc.                              7,077
       548  Lowe's Cos., Inc.                          39,571
       134  O'Reilly Automotive, Inc. (a)              37,535
       234  Restoration Hardware Holdings,
               Inc. (a)                                 8,092
       740  Ross Stores, Inc.                          47,582
        94  Signet Jewelers Ltd.                        7,006
       912  Staples, Inc.                               7,798
       130  Tiffany & Co.                               9,442
       536  TJX (The) Cos., Inc.                       40,082
        92  Tractor Supply Co.                          6,196
       246  Ulta Salon Cosmetics &
               Fragrance, Inc. (a)                     58,543
       146  Williams-Sonoma, Inc.                       7,458
                                                 ------------
                                                    1,060,814
                                                 ------------

            TOTAL INVESTMENTS -- 99.9%              1,987,358
            (Cost $1,987,946) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                      2,260
                                                 ------------
            NET ASSETS -- 100.0%                 $  1,989,618
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,600 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,188.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                      LEVEL 2       LEVEL 3
                             TOTAL       LEVEL 1    SIGNIFICANT   SIGNIFICANT
                            VALUE AT     QUOTED     OBSERVABLE    UNOBSERVABLE
                           9/30/2016     PRICES       INPUTS         INPUTS
                         -----------------------------------------------------
Common Stocks*            $ 1,987,358  $ 1,987,358  $        --   $        --
                         =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


                        See Notes to Financial Statements                Page 25

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.9%
            COMMUNICATIONS EQUIPMENT
               -- 9.7%
     2,626  Infinera Corp. (a)                   $     23,712
     2,219  InterDigital, Inc.                        175,745
                                                 ------------
                                                      199,457
                                                 ------------
            ELECTRONIC EQUIPMENT,
               INSTRUMENTS & COMPONENTS
               -- 1.1%
     3,030  InvenSense, Inc. (a)                       22,483
                                                 ------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 89.1%
    10,706  Advanced Micro Devices, Inc. (a)           73,978
     1,262  Analog Devices, Inc.                       81,336
     5,310  Applied Materials, Inc.                   160,096
       400  Cavium, Inc. (a)                           23,280
     1,096  Cirrus Logic, Inc. (a)                     58,252
       928  Cree, Inc. (a)                             23,868
     1,920  Cypress Semiconductor Corp.                23,347
       518  Inphi Corp. (a)                            22,538
     1,116  Integrated Device Technology
               Inc. (a)                                25,780
     4,415  Intel Corp.                               166,666
       849  LAM Research Corp.                         80,409
     3,722  Lattice Semiconductor Corp. (a)            24,156
       388  Linear Technology Corp.                    23,005
     1,802  Marvell Technology Group, Ltd.             23,913
     1,946  Maxim Integrated Products, Inc.            77,704
     1,178  MaxLinear, Inc. (a)                        23,878
     2,560  Microchip Technology, Inc.                159,078
     4,805  Micron Technology, Inc. (a)                85,433
       562  Microsemi Corp. (a)                        23,593
     1,034  Monolithic Power Systems, Inc.             83,237
     1,292  NVIDIA Corp.                               88,528
     7,336  ON Semiconductor Corp. (a)                 90,380
    16,575  Photronics, Inc. (a)                      170,888
       390  Qorvo, Inc. (a)                            21,739
     1,256  QUALCOMM, Inc.                             86,036
     5,733  Rambus, Inc. (a)                           71,662
       634  Skyworks Solutions, Inc.                   48,273
                                                 ------------
                                                    1,841,053
                                                 ------------
            TOTAL INVESTMENTS -- 99.9%              2,062,993
            (Cost $1,990,750) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                      2,254
                                                 ------------
            NET ASSETS -- 100.0%                 $  2,065,247
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $78,118 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,875.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                      LEVEL 2       LEVEL 3
                             TOTAL       LEVEL 1    SIGNIFICANT   SIGNIFICANT
                            VALUE AT     QUOTED     OBSERVABLE    UNOBSERVABLE
                           9/30/2016     PRICES       INPUTS         INPUTS
                         -----------------------------------------------------
Common Stocks*            $ 2,062,993  $ 2,062,993  $        --   $        --
                         =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


Page 26                 See Notes to Financial Statements

FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2016 (UNAUDITED)

SHARES      DESCRIPTION                             VALUE
----------  -----------------------------------  ------------
COMMON STOCKS -- 99.9%
            AIR FREIGHT & LOGISTICS -- 23.6%
     1,026  CH Robinson Worldwide, Inc.          $     72,292
     3,194  Expeditors International of
               Washington, Inc.                       164,555
       490  FedEx Corp.                                85,593
     1,481  United Parcel Service, Inc.,
               Class B                                161,962
                                                 ------------
                                                      484,402
                                                 ------------
            AIRLINES -- 16.0%
       466  Alaska Air Group, Inc.                     30,691
     2,228  American Airlines Group, Inc.              81,567
       855  Delta Air Lines, Inc.                      33,653
     1,971  JetBlue Airways Corp. (a)                  33,980
       852  Southwest Airlines Co.                     33,134
       786  Spirit Airlines, Inc. (a)                  33,429
     1,565  United Continental Holdings,
               Inc. (a)                                82,115
                                                 ------------
                                                      328,569
                                                 ------------
            AUTO COMPONENTS -- 6.4%
       914  BorgWarner, Inc.                           32,155
     1,071  Goodyear Tire & Rubber (The)
               Co.                                     34,593
       270  Lear Corp.                                 32,729
       445  Visteon Corp.                              31,889
                                                 ------------
                                                      131,366
                                                 ------------
            AUTOMOBILES -- 14.6%
     6,419  Ford Motor Co.                             77,477
     5,068  General Motors Co.                        161,010
       597  Harley-Davidson, Inc.                      31,396
       148  Tesla Motors, Inc. (a)                     30,197
                                                 ------------
                                                      300,080
                                                 ------------
            DISTRIBUTORS -- 7.7%
     1,573  Genuine Parts Co.                         158,008
                                                 ------------
            MACHINERY -- 1.6%
       294  WABCO Holdings, Inc. (a)                   33,378
                                                 ------------
            ROAD & RAIL -- 27.2%
     1,308  CSX Corp.                                  39,894
       462  Genesee & Wyoming, Inc.,
               Class A (a)                             31,855
     1,019  JB Hunt Transport Services, Inc.           82,682
       325  Kansas City Southern                       30,329
       861  Norfolk Southern Corp.                     83,569
       800  Old Dominion Freight Line,
               Inc. (a)                                54,888
     1,235  Ryder System, Inc.                         81,448
     1,583  Union Pacific Corp.                       154,390
                                                 ------------
                                                      559,055
                                                 ------------
            TRANSPORTATION INFRASTRUCTURE
                          -- 2.8%
       679  Macquarie Infrastructure Corp.             56,520
                                                 ------------


            DESCRIPTION                                 VALUE
            -----------------------------------  ------------
            Total Investments -- 99.9%            $ 2,051,378
            (Cost $1,991,185) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                      2,700
                                                 ------------
            NET ASSETS -- 100.0%                 $  2,054,078
                                                 ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $60,283 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $90.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                      LEVEL 2       LEVEL 3
                             TOTAL       LEVEL 1    SIGNIFICANT   SIGNIFICANT
                            VALUE AT     QUOTED     OBSERVABLE    UNOBSERVABLE
                           9/30/2016     PRICES       INPUTS         INPUTS
                         -----------------------------------------------------
Common Stocks*            $ 2,051,378  $ 2,051,378  $        --   $        --
                         =====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2016.


                        See Notes to Financial Statements                Page 27

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2016 (UNAUDITED)

                                                                      FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                        NASDAQ               NASDAQ               NASDAQ
                                                                         BANK            FOOD & BEVERAGE         OIL & GAS
                                                                          ETF                  ETF                  ETF
                                                                        (FTXO)               (FTXG)               (FTXN)
                                                                  -------------------  -------------------  -------------------
ASSETS:
Investments, at value..........................................     $     2,011,018      $     2,013,961      $     2,089,437
Cash...........................................................                 360                3,575                4,518
Receivables:
   Dividends...................................................               2,084                  703                   31
                                                                    ---------------      ---------------      ---------------
   Total Assets................................................           2,013,462            2,018,239            2,093,986
                                                                    ---------------      ---------------      ---------------
LIABILITIES:
Payables:
   Investment advisory fees....................................                 329                  331                  332
                                                                    ---------------      ---------------      ---------------
   Total Liabilities...........................................                 329                  331                  332
                                                                    ---------------      ---------------      ---------------
NET ASSETS.....................................................     $     2,013,133      $     2,017,908      $     2,093,654
                                                                    ===============      ===============      ===============
NET ASSETS CONSIST OF:
Paid-in capital................................................     $     1,999,990      $     1,994,660      $     1,982,640
Par value......................................................               1,000                1,000                1,000
Accumulated net investment income (loss).......................               1,754                  372                 (297)
Accumulated net realized gain (loss) on investments............                  --                   94                   --
Net unrealized appreciation (depreciation) on investments......              10,389               21,782              110,311
                                                                    ---------------      ---------------      ---------------
NET ASSETS.....................................................     $     2,013,133      $     2,017,908      $     2,093,654
                                                                    ===============      ===============      ===============
NET ASSET VALUE, per share.....................................     $         20.13      $         20.18      $         20.94
                                                                    ===============      ===============      ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)......................             100,002              100,002              100,002
                                                                    ===============      ===============      ===============
Investments, at cost...........................................     $     2,000,629      $     1,992,179      $     1,979,126
                                                                    ===============      ===============      ===============


Page 28                 See Notes to Financial Statements

       FIRST TRUST          FIRST TRUST          FIRST TRUST          FIRST TRUST
         NASDAQ               NASDAQ               NASDAQ               NASDAQ
     PHARMACEUTICALS          RETAIL            SEMICONDUCTOR       TRANSPORTATION
           ETF                  ETF                  ETF                  ETF
         (FTXH)               (FTXD)               (FTXL)               (FTXR)
   -------------------  -------------------  -------------------  -------------------

     $     1,984,901      $     1,987,358      $     2,062,993      $     2,051,378
                 481                2,299                2,060                3,033

                  --                  290                  526                   --
     ---------------      ---------------      ---------------      ---------------
           1,985,382            1,989,947            2,065,579            2,054,411
     ---------------      ---------------      ---------------      ---------------


                 332                  329                  332                  333
     ---------------      ---------------      ---------------      ---------------
                 332                  329                  332                  333
     ---------------      ---------------      ---------------      ---------------
     $     1,985,050      $     1,989,618      $     2,065,247      $     2,054,078
     ===============      ===============      ===============      ===============

     $     2,010,690      $     1,989,250      $     1,991,640      $     1,993,110
               1,000                1,000                1,000                1,000
                (332)                 (44)                 196                 (333)
                 458                   --                  168                  108
             (26,766)                (588)              72,243               60,193
     ---------------      ---------------      ---------------      ---------------
     $     1,985,050      $     1,989,618      $     2,065,247      $     2,054,078
     ===============      ===============      ===============      ===============
     $         19.85      $         19.90      $         20.65      $         20.54
     ===============      ===============      ===============      ===============

             100,002              100,002              100,002              100,002
     ===============      ===============      ===============      ===============
     $     2,011,667      $     1,987,946      $     1,990,750      $     1,991,185
     ===============      ===============      ===============      ===============


                        See Notes to Financial Statements               Page 29

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF OPERATIONS
FOR THE PERIOD SEPTEMBER 20, 2016 (a) THROUGH SEPTEMBER 30, 2016 (UNAUDITED)

                                                                      FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                        NASDAQ               NASDAQ               NASDAQ
                                                                         BANK            FOOD & BEVERAGE         OIL & GAS
                                                                          ETF                  ETF                  ETF
                                                                        (FTXO)               (FTXG)               (FTXN)
                                                                  -------------------  -------------------  -------------------
INVESTMENT INCOME:
Dividends......................................................     $         2,083      $           703      $            35
                                                                    ---------------      ---------------      ---------------
   Total investment income.....................................               2,083                  703                   35
                                                                    ---------------      ---------------      ---------------
EXPENSES:
Investment advisory fees.......................................                 329                  331                  332
                                                                    ---------------      ---------------      ---------------
   Total expenses..............................................                 329                  331                  332
                                                                    ---------------      ---------------      ---------------
NET INVESTMENT INCOME (LOSS)...................................               1,754                  372                 (297)
                                                                    ---------------      ---------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................                  --                   94                   --
   Net change in unrealized appreciation (depreciation) on
      investments..............................................              10,389               21,782              110,311
                                                                    ---------------      ---------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................              10,389               21,876              110,311
                                                                    ---------------      ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...................................     $        12,143      $        22,248      $       110,014
                                                                    ===============      ===============      ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 30                 See Notes to Financial Statements

       FIRST TRUST          FIRST TRUST          FIRST TRUST          FIRST TRUST
         NASDAQ               NASDAQ               NASDAQ               NASDAQ
     PHARMACEUTICALS          RETAIL            SEMICONDUCTOR       TRANSPORTATION
           ETF                  ETF                  ETF                  ETF
         (FTXH)               (FTXD)               (FTXL)               (FTXR)
   -------------------  -------------------  -------------------  -------------------

     $            --      $           285      $           528      $            --
     ---------------      ---------------      ---------------      ---------------
                  --                  285                  528                   --
     ---------------      ---------------      ---------------      ---------------

                 332                  329                  332                  333
     ---------------      ---------------      ---------------      ---------------
                 332                  329                  332                  333
     ---------------      ---------------      ---------------      ---------------
                (332)                 (44)                 196                 (333)
     ---------------      ---------------      ---------------      ---------------

                 458                   --                  168                  108

             (26,766)                (588)              72,243               60,193
     ---------------      ---------------      ---------------      ---------------
             (26,308)                (588)              72,411               60,301
     ---------------      ---------------      ---------------      ---------------

     $       (26,640)     $          (632)     $        72,607      $        59,968
     ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 31

FIRST TRUST EXCHANGE-TRADED FUND VI

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD SEPTEMBER 20, 2016 (a) THROUGH SEPTEMBER 30, 2016 (UNAUDITED)

                                                                      FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                        NASDAQ               NASDAQ               NASDAQ
                                                                         BANK            FOOD & BEVERAGE         OIL & GAS
                                                                          ETF                  ETF                  ETF
                                                                        (FTXO)               (FTXG)               (FTXN)
                                                                  -------------------  -------------------  -------------------
OPERATIONS:
Net investment income (loss)...................................     $         1,754      $           372      $          (297)
Net realized gain (loss).......................................                  --                   94                   --
Net change in unrealized appreciation (depreciation)...........              10,389               21,782              110,311
                                                                    ---------------      ---------------      ---------------
Net increase (decrease) in net assets resulting from operations              12,143               22,248              110,014
                                                                    ---------------      ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold......................................           2,000,990            1,995,660            1,983,640
Cost of shares redeemed........................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
Net increase (decrease) in net assets resulting from
   shareholder transactions....................................           2,000,990            1,995,660            1,983,640
                                                                    ---------------      ---------------      ---------------
Total increase (decrease) in net assets........................           2,013,133            2,017,908            2,093,654
NET ASSETS:
Beginning of period............................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
End of period..................................................     $     2,013,133      $     2,017,908      $     2,093,654
                                                                    ===============      ===============      ===============
Accumulated net investment income (loss) at end of period......     $         1,754      $           372      $          (297)
                                                                    ===============      ===============      ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period........................                  --                   --                   --
Shares sold....................................................             100,002              100,002              100,002
Shares redeemed................................................                  --                   --                   --
                                                                    ---------------      ---------------      ---------------
Shares outstanding, end of period..............................             100,002              100,002              100,002
                                                                    ===============      ===============      ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 32                 See Notes to Financial Statements

       FIRST TRUST          FIRST TRUST          FIRST TRUST          FIRST TRUST
         NASDAQ               NASDAQ               NASDAQ               NASDAQ
     PHARMACEUTICALS          RETAIL            SEMICONDUCTOR       TRANSPORTATION
           ETF                  ETF                  ETF                  ETF
         (FTXH)               (FTXD)               (FTXL)               (FTXR)
   -------------------  -------------------  -------------------  -------------------

     $          (332)     $           (44)     $           196      $          (333)
                 458                   --                  168                  108
             (26,766)               (588)               72,243               60,193
     ---------------      ---------------      ---------------      ---------------
             (26,640)                (632)              72,607               59,968
     ---------------      ---------------      ---------------      ---------------

                  --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------

           2,011,690            1,990,250            1,992,640            1,994,110
                  --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------

           2,011,690            1,990,250            1,992,640            1,994,110
     ---------------      ---------------      ---------------      ---------------
           1,985,050            1,989,618            2,065,247            2,054,078

                  --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------
     $     1,985,050      $     1,989,618      $     2,065,247      $     2,054,078
     ===============      ===============      ===============      ===============
     $          (332)     $           (44)     $           196      $          (333)
     ===============      ===============      ===============      ===============

                  --                   --                   --                   --
             100,002              100,002              100,002              100,002
                  --                   --                   --                   --
     ---------------      ---------------      ---------------      ---------------
             100,002              100,002              100,002              100,002
     ===============      ===============      ===============      ===============


                        See Notes to Financial Statements                Page 33

FIRST TRUST EXCHANGE-TRADED FUND VI

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ BANK ETF (FTXO)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     9/30/2016
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    20.01
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.02
Net realized and unrealized gain (loss)                    0.10
                                                     ----------
Total from investment operations                           0.12
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        --
                                                     ----------
Total distributions                                          --
                                                     ----------
Net asset value, end of period                       $    20.13
                                                     ==========
TOTAL RETURN (b)                                           0.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    2,013
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60% (c)
Ratio of net investment income (loss) to
   average net assets                                      3.20% (c)
Portfolio turnover rate (d)                                   0%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 34                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ FOOD & BEVERAGE ETF (FTXG)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     9/30/2016
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    19.96
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.00 (b)
Net realized and unrealized gain (loss)                    0.22
                                                     ----------
Total from investment operations                           0.22
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        --
                                                     ----------
Total distributions                                          --
                                                     ----------
Net asset value, end of period                       $    20.18
                                                     ==========
TOTAL RETURN (c)                                           1.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    2,018
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                      0.67% (d)
Portfolio turnover rate (e)                                   0%


FIRST TRUST NASDAQ OIL & GAS ETF (FTXN)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     9/30/2016
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    19.84
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (0.00) (b)
Net realized and unrealized gain (loss)                    1.10
                                                     ----------
Total from investment operations                           1.10
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        --
                                                     ----------
Total distributions                                          --
                                                     ----------
Net asset value, end of period                       $    20.94
                                                     ==========
TOTAL RETURN (c)                                           5.54 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    2,094
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60 % (d)
Ratio of net investment income (loss) to
   average net assets                                     (0.54)% (d)
Portfolio turnover rate (e)                                   0 %

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 35

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ PHARMACEUTICALS ETF (FTXH)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     9/30/2016
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    20.12
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (0.00) (b)
Net realized and unrealized gain (loss)                   (0.27)
                                                     ----------
Total from investment operations                          (0.27)
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        --
                                                     ----------
Total distributions                                          --
                                                     ----------
Net asset value, end of period                       $    19.85
                                                     ==========
TOTAL RETURN (c)                                          (1.34)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    1,985
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60 % (d)
Ratio of net investment income (loss) to
   average net assets                                     (0.60)% (d)
Portfolio turnover rate (e)                                   4 %


FIRST TRUST NASDAQ RETAIL ETF (FTXD)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     9/30/2016
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    19.90
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (0.00) (b)
Net realized and unrealized gain (loss)                   (0.00) (b)
                                                     ----------
Total from investment operations                          (0.00) (b)
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        --
                                                     ----------
Total distributions                                          --
                                                     ----------
Net asset value, end of period                       $    19.90
                                                     ==========
TOTAL RETURN (c)                                           0.00 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    1,990
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60 % (d)
Ratio of net investment income (loss) to
   average net assets                                     (0.08)% (d)
Portfolio turnover rate (e)                                   0 %

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 36                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VI

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST NASDAQ SEMICONDUCTOR ETF (FTXL)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     9/30/2016
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    19.93
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               0.00 (b)
Net realized and unrealized gain (loss)                    0.72
                                                     ----------
Total from investment operations                           0.72
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        --
                                                     ----------
Total distributions                                          --
                                                     ----------
Net asset value, end of period                       $    20.65
                                                     ==========
TOTAL RETURN (c)                                           3.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    2,065
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                      0.35% (d)
Portfolio turnover rate (e)                                   0%


FIRST TRUST NASDAQ TRANSPORTATION ETF (FTXR)

                                                   FOR THE PERIOD
                                                   9/20/2016 (a)
                                                      THROUGH
                                                     9/30/2016
                                                    (UNAUDITED)
                                                   --------------
Net asset value, beginning of period                 $    19.94
                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (0.00) (b)
Net realized and unrealized gain (loss)                    0.60
                                                     ----------
Total from investment operations                           0.60
                                                     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                        --
                                                     ----------
Total distributions                                          --
                                                     ----------
Net asset value, end of period                       $    20.54
                                                     ==========
TOTAL RETURN (c)                                           3.01 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                 $    2,054
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets              0.60 % (d)
Ratio of net investment income (loss) to
   average net assets                                     (0.60)% (d)
Portfolio turnover rate (e)                                   0 %

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 37

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen exchange-traded funds. This report covers the seven funds listed below, each a non-diversified series of the Trust.

      First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC ("Nasdaq") ticker "FTXO")
      First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker "FTXG")
      First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker "FTXN")
      First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker "FTXH")
      First Trust Nasdaq Retail ETF - (Nasdaq ticker "FTXD")
      First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker "FTXL")
      First Trust Nasdaq Transportation ETF - (Nasdaq ticker "FTXR")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are issued and redeemed principally in-kind for securities in which the Fund invests, or in certain circumstances, for cash. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                            INDEX
First Trust Nasdaq Bank ETF                     Nasdaq US Smart Banks Index
First Trust Nasdaq Food & Beverage ETF          Nasdaq US Smart Food & Beverage Index
First Trust Nasdaq Oil & Gas ETF                Nasdaq US Smart Oil & Gas Index
First Trust Nasdaq Pharmaceuticals ETF          Nasdaq US Smart Pharmaceuticals Index
First Trust Nasdaq Retail ETF                   Nasdaq US Smart Retail Index
First Trust Nasdaq Semiconductor ETF            Nasdaq US Smart Semiconductor Index
First Trust Nasdaq Transportation ETF           Nasdaq US Smart Transportation Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2016 (UNAUDITED)

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2016 (UNAUDITED)

C. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

D. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of September 30, 2016, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

E. EXPENSES

Expenses, other than investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

First Trust has entered into licensing agreements with Nasdaq ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.60% of each Fund's average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, and license fees but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distribution and service fees related to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2016 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period September 20, 2016 through September 30, 2016, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                               Purchases             Sales
                                                            ----------------    ----------------
First Trust Nasdaq Bank ETF                                   $         --        $         --
First Trust Nasdaq Food & Beverage ETF                               3,645               4,291
First Trust Nasdaq Oil & Gas ETF                                        --                  --
First Trust Nasdaq Pharmaceuticals ETF                              84,153              84,580
First Trust Nasdaq Retail ETF                                           --                  --
First Trust Nasdaq Semiconductor ETF                                 8,246               8,904
First Trust Nasdaq Transportation ETF                                7,469               7,814

For the period September 20, 2016 through September 30, 2016, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                               Purchases             Sales
                                                            ----------------    ----------------
First Trust Nasdaq Bank ETF                                   $  2,000,629        $         --
First Trust Nasdaq Food & Beverage ETF                           1,992,731                  --
First Trust Nasdaq Oil & Gas ETF                                 1,979,126                  --
First Trust Nasdaq Pharmaceuticals ETF                           2,011,636                  --
First Trust Nasdaq Retail ETF                                    1,987,946                  --
First Trust Nasdaq Semiconductor ETF                             1,991,240                  --
First Trust Nasdaq Transportation ETF                            1,991,420                  --

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase Creation Units.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2016 (UNAUDITED)

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The Redemption Transaction Fee is currently $500. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before August 30, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements.

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ADDITIONAL INFORMATION
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2016 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com;

(3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund VI (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor" or "First Trust") on behalf of the following seven series of the Trust (each a "Fund" and collectively the "Funds"):

First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Retail ETF
First Trust Nasdaq Bank ETF
First Trust Nasdaq Transportation ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF

The Board approved the Agreement for an initial two-year term at a meeting held on July 19, 2016. The Board of Trustees determined that the Agreement is in the best interests of each Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Funds, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor; the nature of expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Advisor; any fall out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreement for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement. The Board considered that the Advisor will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Advisor to the Funds. The Board considered the background and experience of the persons that will be responsible for the day-to- day management of the Funds. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and the Funds' compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds, but the Board did consider the hypothetical investment performance of the underlying index for each Fund. The Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other exchange-traded funds ("ETFs") for which First Trust serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor under the Agreement are expected to be satisfactory.

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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2016 (UNAUDITED)

The Board considered the proposed unitary fee rate payable by each Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangements, each Fund would pay First Trust a fee equal to an annual rate of 0.60% of its average daily net assets. The Board noted that, as part of the unitary fee for each Fund, the Advisor would be responsible for each Fund's ordinary operating expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payments under the Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information for each Fund showing the advisory or unitary fee rates and expense ratios of the peer funds in its MPI Peer Group, as well as advisory fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee and because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund, except First Trust Nasdaq Transportation ETF, was above the median total (net) expense ratio of the peer funds in its MPI Peer Group and that the unitary fee for First Trust Nasdaq Transportation ETF was at the median of its MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreement, the Board determined that the proposed unitary fee for each Fund was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass the benefits of any economies of scale on to shareholders as each Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of each Fund would benefit the Advisor, but that a unitary fee structure provides a level of certainty in expenses for each Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board noted that First Trust was unable to estimate the profitability of the Agreement for each Fund to First Trust. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP's relationship with the Funds and First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement, which would be included under the unitary fee for each Fund. The Board also noted that the Advisor will not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VI.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with a Fund. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to a Fund's net asset value and possibly face delisting.

CONCENTRATION RISK. The Funds will be concentrated in securities of a certain sector or industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than more diversified funds.

BANKS RISK. Banks are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. In addition, banks are subject to extensive regulation at both the federal and state level, which may affect permissible activities, profitability and the amount of capital that they must maintain.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security .A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational

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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2016 (UNAUDITED)

capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund's third party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cyber security systems of issuers or third party service providers.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of a Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FOOD AND BEVERAGE COMPANIES RISK. The food and beverage industry is very competitive and companies in the food and beverage industry are subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, food and beverage products in the marketplace.

MARKET RISK. Market risk is the risk that a particular security or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

NEW FUND RISK. The Funds currently have fewer assets than larger funds, and like other new funds, large inflows and outflows may impact a Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. Each Fund's return may not match the return of the Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing a Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. Each Fund is classified as "non-diversified" under the 1940 Act. As a result, a non-diversified Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OIL AND GAS COMPANIES RISK. General problems of the oil & gas products sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. Friction with certain oil producing countries, and between the governments of the United States and other major exporters of oil to the United States, or policy shifts by governmental entities and intergovernmental entities such as OPEC, could put oil exports at risk. In addition, falling oil and gas prices may negatively impact the profitability and business prospects of certain energy companies. Further, global concerns of civil unrest in foreign countries may also affect the flow of oil from such countries.

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST EXCHANGE-TRADED FUND VI
                         SEPTEMBER 30, 2016 (UNAUDITED)

PHARMACEUTICALS COMPANIES RISK. Pharmaceutical companies are subject to changing government regulation which could have a negative effect on the price, profitability and availability of their products and services. Regulations have been proposed to increase the availability and affordability of prescription drugs including proposals to increase access to generic drugs and to increase the rebates paid by drug manufacturers in exchange for Medicaid coverage of their products. Whether such proposals will be adopted cannot be predicted. In addition, such companies face increasing competition from existing generic drugs, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever be brought to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations.

RETAIL COMPANIES RISK. Retail companies are companies that are engaged in operating merchandise stores, which include department stores, discount stores, warehouse clubs and superstores, specialty stores, and home improvement and home furnishings stores. The retail industry is very competitive and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics, consumer tastes, fads, marketing campaigns and other factors that impact supply and demand can also affect the success of retail products in the marketplace.

SEMICONDUCTOR COMPANIES RISK. The First Trust Nasdaq Semiconductor ETF invests in companies primarily involved in the design, distribution, manufacture and sale of semiconductors. Semiconductor companies are significantly affected by rapid obsolescence, intense competition and global demand. The Fund is also subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes. The prices of the securities of semiconductor companies may fluctuate widely in response to such events.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TRANSPORTATION COMPANIES RISK. Transportation companies include those companies that are involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies, equipment manufacturers, parts suppliers, and companies involved in leasing, maintenance and other transportation related services. The transportation industry is cyclical in nature and changes in general economic conditions, fuel prices, operating costs, labor agreements and insurance costs can affect the demand for, and success of, transportation companies. In addition, regulatory changes and competition from foreign companies subject to more favorable government regulation may affect the success of transportation companies.

              NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE


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FIRST TRUST

First Trust Exchange-Traded Fund VI

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund VI
               -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 21, 2016
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 21, 2016
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 21, 2016
     -------------------

* Print the name and title of each signing officer under his or her signature.